Financial Liabilities - 2027 Term Loan - Interest expense and principal repayment (Details) - 2027 Term Loans - USD ($) $ in Thousands			12 Months Ended
	May 08, 2024	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Principal Amount Repaid		$ 181,900	$ 260,387
Discontinued operations
Debt Instrument [Line Items]
Interest expense			6,878	$ 24,700
Principal Amount Repaid		$ 175,000
Continuing operations
Debt Instrument [Line Items]
Interest expense			$ 4,315	$ 10,683
Principal Amount Repaid	$ 75,000